Archstone Alternative Solutions Fund
(THE “FUND”)
SUPPLEMENT DATED SEPTEMBER 11, 2015 TO THE FUND’S
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 23, 2015

Below are certain updates to the Fund’s Prospectus:

•	The Fund has commenced offering Class A shares.

•	Additional information about the Fund can now be obtained at www.archstonepartnerships.com/registered_fund. *

*The website referenced in this prospectus and the information contained in or otherwise accessible through the referenced website does not form a part of this prospectus.